American Century Investments®
Quarterly Portfolio Holdings
Avantis® Responsible U.S. Equity ETF (AVSU)
November 30, 2023

Avantis Responsible U.S. Equity ETF - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.7%
Aerospace and Defense — 0.2%
AerSale Corp.(1)	281	3,920
Hexcel Corp.	991	68,686
Kaman Corp.	488	9,892
L3Harris Technologies, Inc.	500	95,405
Northrop Grumman Corp.	375	178,185
Woodward, Inc.	637	86,110
		442,198
Air Freight and Logistics — 1.2%
CH Robinson Worldwide, Inc.	615	50,461
Expeditors International of Washington, Inc.	3,397	408,795
FedEx Corp.	3,287	850,774
Forward Air Corp.	752	47,774
GXO Logistics, Inc.(1)	1,003	56,429
Hub Group, Inc., Class A(1)	793	59,911
Radiant Logistics, Inc.(1)	2,100	12,621
United Parcel Service, Inc., Class B	5,739	870,090
		2,356,855
Automobile Components — 0.6%
American Axle & Manufacturing Holdings, Inc.(1)	4,059	28,251
Aptiv PLC(1)	1,615	133,787
Autoliv, Inc.	2,365	245,061
BorgWarner, Inc.	4,116	138,668
Dana, Inc.	4,564	60,290
Fox Factory Holding Corp.(1)	522	32,630
Gentex Corp.	3,112	94,636
Gentherm, Inc.(1)	383	17,587
Goodyear Tire & Rubber Co.(1)	7,646	106,203
LCI Industries	660	71,617
Lear Corp.	865	115,694
Luminar Technologies, Inc.(1)(2)	1,760	4,400
Modine Manufacturing Co.(1)	2,193	107,896
Motorcar Parts of America, Inc.(1)	736	7,095
Phinia, Inc.	788	20,094
Standard Motor Products, Inc.	364	13,093
Visteon Corp.(1)	574	68,116
		1,265,118
Automobiles — 1.6%
Ford Motor Co.	47,441	486,745
General Motors Co.	16,549	522,948
Harley-Davidson, Inc.	3,740	112,163
Lucid Group, Inc.(1)(2)	1,852	7,815
Rivian Automotive, Inc., Class A(1)(2)	488	8,179
Tesla, Inc.(1)	7,861	1,887,269
Thor Industries, Inc.	1,260	124,828
Winnebago Industries, Inc.	991	64,048
		3,213,995
Banks — 5.2%
ACNB Corp.	364	14,225
Amalgamated Financial Corp.	157	3,297

Associated Banc-Corp.	3,490	61,913
Banc of California, Inc.(2)	1,108	12,808
BancFirst Corp.	364	31,533
Bancorp, Inc.(1)	1,386	54,068
Bank First Corp.(2)	26	2,100
Bank of America Corp.	30,254	922,444
Bank of Hawaii Corp.(2)	878	50,985
Bank OZK	2,740	114,696
BankUnited, Inc.	1,865	51,455
Banner Corp.	879	39,678
Bar Harbor Bankshares	488	12,673
Baycom Corp.	612	12,791
Berkshire Hills Bancorp, Inc.	984	20,595
BOK Financial Corp.	625	44,856
Business First Bancshares, Inc.	166	3,358
Byline Bancorp, Inc.	612	12,234
Camden National Corp.	364	12,285
Central Pacific Financial Corp.	860	15,110
Citigroup, Inc.	15,628	720,451
Citizens Financial Group, Inc.	7,113	193,972
City Holding Co.	240	23,105
Columbia Banking System, Inc.	4,419	99,118
Columbia Financial, Inc.(1)	612	10,067
Comerica, Inc.	2,865	129,555
Commerce Bancshares, Inc.	1,787	90,369
Community Bank System, Inc.	629	27,902
CrossFirst Bankshares, Inc.(1)	1,145	12,847
Cullen/Frost Bankers, Inc.	741	72,833
Eagle Bancorp, Inc.	736	17,473
East West Bancorp, Inc.	2,865	180,266
Enterprise Financial Services Corp.	148	5,803
Farmers & Merchants Bancorp, Inc.(2)	364	7,098
Farmers National Banc Corp.	273	3,361
FB Financial Corp.	137	4,598
Fifth Third Bancorp	9,612	278,267
First BanCorp	4,865	72,975
First Bancorp, Inc.	488	12,195
First Bancshares, Inc.	134	3,437
First Busey Corp.	1,435	31,139
First Business Financial Services, Inc.	450	15,741
First Citizens BancShares, Inc., Class A	125	183,486
First Commonwealth Financial Corp.	397	5,308
First Financial Bancorp	1,633	33,003
First Financial Bankshares, Inc.	1,615	42,394
First Financial Corp.	364	13,923
First Hawaiian, Inc.	2,137	41,992
First Horizon Corp.	11,648	148,978
First Interstate BancSystem, Inc., Class A	984	25,476
First Mid Bancshares, Inc.	403	12,489
First of Long Island Corp.	612	6,965
Flushing Financial Corp.	736	10,400
FNB Corp.	6,488	77,791
FS Bancorp, Inc.	488	14,811
German American Bancorp, Inc.	488	14,064

Glacier Bancorp, Inc.	1,232	41,432
HarborOne Bancorp, Inc.	282	3,110
Heartland Financial USA, Inc.	151	4,670
Heritage Financial Corp.	136	2,424
Hilltop Holdings, Inc.	165	4,859
Home BancShares, Inc.	2,489	55,206
HomeStreet, Inc.	612	4,131
HomeTrust Bancshares, Inc.	488	11,263
Hope Bancorp, Inc.	2,767	27,117
Horizon Bancorp, Inc.	263	2,864
Huntington Bancshares, Inc.	14,106	158,834
Independent Bank Corp.	753	42,936
Independent Bank Corp. (Michigan)	612	13,231
Independent Bank Group, Inc.	56	2,166
JPMorgan Chase & Co.	14,377	2,243,962
KeyCorp	17,625	218,374
Lakeland Bancorp, Inc.	1,232	15,264
Lakeland Financial Corp.	56	3,111
M&T Bank Corp.	2,740	351,186
Mercantile Bank Corp.	409	14,066
Meridian Corp.	736	9,649
National Bank Holdings Corp., Class A	131	4,324
NBT Bancorp, Inc.	1,005	35,708
New York Community Bancorp, Inc.	14,887	140,087
Nicolet Bankshares, Inc.	30	2,210
Northeast Bank	364	18,662
Northfield Bancorp, Inc.	984	9,387
Old Second Bancorp, Inc.	779	10,976
OP Bancorp	984	9,082
Origin Bancorp, Inc.	128	4,067
Pacific Premier Bancorp, Inc.	1,759	39,613
Park National Corp.	255	28,305
Pathward Financial, Inc.	488	24,200
PCB Bancorp	612	9,486
Pinnacle Financial Partners, Inc.	866	62,846
PNC Financial Services Group, Inc.	2,866	383,929
Popular, Inc.	2,365	174,513
Prosperity Bancshares, Inc.	1,241	74,845
Provident Financial Services, Inc.	1,508	22,952
Regions Financial Corp.	15,865	264,628
Renasant Corp.	860	23,426
Sandy Spring Bancorp, Inc.	1,138	25,059
Seacoast Banking Corp. of Florida	1,138	26,447
Sierra Bancorp	488	9,145
Southern Missouri Bancorp, Inc.	240	10,342
Southside Bancshares, Inc.	650	17,830
Synovus Financial Corp.	3,739	115,124
TFS Financial Corp.	860	11,361
TriCo Bancshares	125	4,303
Truist Financial Corp.	9,738	312,979
TrustCo Bank Corp. NY	488	13,098
Trustmark Corp.	1,131	25,911
U.S. Bancorp	10,111	385,431
UMB Financial Corp.	752	53,888

United Community Banks, Inc.	2,038	50,237
Valley National Bancorp	6,988	63,591
WaFd, Inc.	1,545	41,298
Webster Financial Corp.	2,490	111,676
Westamerica BanCorp	629	31,897
Western Alliance Bancorp	1,888	96,703
Wintrust Financial Corp.	1,364	116,854
Zions Bancorp NA	3,490	124,349
		10,357,380
Beverages — 1.2%
Brown-Forman Corp., Class A	402	24,213
Brown-Forman Corp., Class B	2,299	135,043
Coca-Cola Co.	11,862	693,215
Constellation Brands, Inc., Class A	824	198,164
Duckhorn Portfolio, Inc.(1)	127	1,304
Keurig Dr Pepper, Inc.	3,240	102,287
Molson Coors Beverage Co., Class B	2,740	168,620
Monster Beverage Corp.(1)	3,753	206,978
PepsiCo, Inc.	4,990	839,767
		2,369,591
Biotechnology — 3.2%
AbbVie, Inc.	7,239	1,030,761
Agios Pharmaceuticals, Inc.(1)	762	16,939
Alkermes PLC(1)	764	18,443
Alnylam Pharmaceuticals, Inc.(1)	116	19,517
Altimmune, Inc.(1)	740	2,338
Amgen, Inc.	2,507	675,987
AnaptysBio, Inc.(1)	488	6,900
Anika Therapeutics, Inc.(1)	273	5,981
Biogen, Inc.(1)	1,429	334,500
BioMarin Pharmaceutical, Inc.(1)	1,491	135,800
Bluebird Bio, Inc.(1)	880	3,362
Blueprint Medicines Corp.(1)	16	1,114
Catalyst Pharmaceuticals, Inc.(1)	3,069	44,286
CRISPR Therapeutics AG(1)(2)	48	3,203
Cytokinetics, Inc.(1)	503	16,840
Deciphera Pharmaceuticals, Inc.(1)	513	6,469
Denali Therapeutics, Inc.(1)	653	12,094
Dynavax Technologies Corp.(1)	4,010	54,937
Eagle Pharmaceuticals, Inc.(1)	270	1,580
Editas Medicine, Inc.(1)	988	10,404
Emergent BioSolutions, Inc.(1)	736	1,575
Enanta Pharmaceuticals, Inc.(1)	240	2,242
Entrada Therapeutics, Inc.(1)(2)	518	6,718
Exact Sciences Corp.(1)	500	32,000
Exelixis, Inc.(1)	3,739	81,548
Gilead Sciences, Inc.	13,512	1,035,019
Halozyme Therapeutics, Inc.(1)	2,615	100,965
HilleVax, Inc.(1)	382	5,237
Incyte Corp.(1)	1,741	94,606
Ionis Pharmaceuticals, Inc.(1)	1,010	49,965
Ironwood Pharmaceuticals, Inc.(1)	4,475	44,303
Kura Oncology, Inc.(1)	878	8,490
Madrigal Pharmaceuticals, Inc.(1)	8	1,626

Merus NV(1)	8	198
Mirati Therapeutics, Inc.(1)	378	21,452
Moderna, Inc.(1)	2,655	206,293
Mural Oncology PLC(1)	75	271
Myriad Genetics, Inc.(1)	488	9,316
Neurocrine Biosciences, Inc.(1)	750	87,443
Ovid therapeutics, Inc.(1)	630	1,874
PTC Therapeutics, Inc.(1)	404	9,300
Regeneron Pharmaceuticals, Inc.(1)	720	593,143
REGENXBIO, Inc.(1)	1,143	22,311
Relay Therapeutics, Inc.(1)	145	1,147
REVOLUTION Medicines, Inc.(1)	760	17,731
Rocket Pharmaceuticals, Inc.(1)	254	5,926
Seagen, Inc.(1)	503	107,245
Tango Therapeutics, Inc.(1)(2)	628	4,773
Tyra Biosciences, Inc.(1)	10	117
Ultragenyx Pharmaceutical, Inc.(1)	174	6,760
United Therapeutics Corp.(1)	763	183,120
Vanda Pharmaceuticals, Inc.(1)	1,108	4,122
Vaxcyte, Inc.(1)	28	1,450
Vertex Pharmaceuticals, Inc.(1)	3,366	1,194,290
Verve Therapeutics, Inc.(1)	6	68
Xencor, Inc.(1)	751	13,773
		6,357,872
Broadline Retail — 2.4%
Amazon.com, Inc.(1)	26,409	3,858,091
Big Lots, Inc.(2)	736	3,879
Dillard's, Inc., Class A(2)	116	40,262
eBay, Inc.	3,432	140,746
Etsy, Inc.(1)	628	47,609
Kohl's Corp.	4,266	100,038
Macy's, Inc.	9,612	152,446
MercadoLibre, Inc.(1)	184	298,165
Nordstrom, Inc.(2)	2,272	35,489
Ollie's Bargain Outlet Holdings, Inc.(1)	846	61,986
		4,738,711
Building Products — 1.3%
A O Smith Corp.	2,366	178,302
Advanced Drainage Systems, Inc.	2,054	248,760
Allegion PLC	616	65,351
Apogee Enterprises, Inc.	476	21,468
Armstrong World Industries, Inc.	1,366	115,850
AZEK Co., Inc.(1)	879	30,317
Builders FirstSource, Inc.(1)	941	126,197
Carlisle Cos., Inc.	602	168,807
Carrier Global Corp.	3,003	156,036
Fortune Brands Innovations, Inc.	761	52,075
Gibraltar Industries, Inc.(1)	630	42,330
Griffon Corp.	1,457	67,794
Hayward Holdings, Inc.(1)	736	8,677
Insteel Industries, Inc.	612	20,820
JELD-WEN Holding, Inc.(1)	2,675	42,746
Johnson Controls International PLC	1,116	58,925
Lennox International, Inc.	370	150,464

Masco Corp.	876	53,042
Masonite International Corp.(1)	795	70,636
Masterbrand, Inc.(1)	2,058	27,618
Owens Corning	2,055	278,617
Quanex Building Products Corp.	1,388	42,737
Simpson Manufacturing Co., Inc.	813	135,747
Trane Technologies PLC	616	138,853
Trex Co., Inc.(1)	1,389	97,605
UFP Industries, Inc.	1,424	156,113
Zurn Elkay Water Solutions Corp.	1,408	41,452
		2,597,339
Capital Markets — 4.6%
Affiliated Managers Group, Inc.	116	15,724
Ameriprise Financial, Inc.	2,115	747,674
Ares Management Corp., Class A	741	83,177
Artisan Partners Asset Management, Inc., Class A	1,491	56,136
Bank of New York Mellon Corp.	6,988	337,660
BlackRock, Inc.	500	375,615
Blackstone, Inc.	3,126	351,269
Carlyle Group, Inc.	5,241	179,661
Cboe Global Markets, Inc.	500	91,095
Charles Schwab Corp.	7,987	489,763
CME Group, Inc.	1,865	407,241
Cohen & Steers, Inc.	736	43,049
Coinbase Global, Inc., Class A(1)	1,365	170,243
Diamond Hill Investment Group, Inc.	116	18,628
Donnelley Financial Solutions, Inc.(1)	488	28,802
Evercore, Inc., Class A	865	127,631
FactSet Research Systems, Inc.	375	170,047
Federated Hermes, Inc.	1,232	39,202
Franklin Resources, Inc.	3,615	89,652
Goldman Sachs Group, Inc.	2,740	935,820
Houlihan Lokey, Inc.	1,273	137,128
Intercontinental Exchange, Inc.	991	112,815
Invesco Ltd.	5,989	85,463
Janus Henderson Group PLC	2,116	55,418
Jefferies Financial Group, Inc.	4,107	145,552
KKR & Co., Inc.	4,626	350,836
Lazard Ltd., Class A	2,366	70,933
LPL Financial Holdings, Inc.	865	192,289
MarketAxess Holdings, Inc.	366	87,884
Moelis & Co., Class A	1,490	70,701
Moody's Corp.	625	228,100
Morgan Stanley	9,366	743,098
Morningstar, Inc.	116	32,870
MSCI, Inc.	125	65,106
Nasdaq, Inc.	364	20,326
Northern Trust Corp.	2,615	207,239
Open Lending Corp., Class A(1)	1,728	11,042
Piper Sandler Cos.	616	95,314
Raymond James Financial, Inc.	3,127	328,804
S&P Global, Inc.	1,116	464,066
SEI Investments Co.	2,616	153,481
State Street Corp.	3,420	249,044

Stifel Financial Corp.	2,489	151,879
T. Rowe Price Group, Inc.	1,741	174,326
Tradeweb Markets, Inc., Class A	500	48,450
Victory Capital Holdings, Inc., Class A	736	23,662
Virtu Financial, Inc., Class A	3,405	61,222
		9,125,137
Chemicals — 0.7%
Albemarle Corp.	1,126	136,550
Avient Corp.	1,148	39,434
Axalta Coating Systems Ltd.(1)	1,991	62,657
Balchem Corp.	4	499
DuPont de Nemours, Inc.	2,627	187,936
Element Solutions, Inc.	612	12,827
Hawkins, Inc.	854	52,470
Huntsman Corp.	4,489	110,429
Ingevity Corp.(1)	1,006	39,023
Innospec, Inc.	376	39,506
International Flavors & Fragrances, Inc.	1,001	75,455
Kronos Worldwide, Inc.	830	7,246
Livent Corp.(1)(2)	5,758	79,230
Minerals Technologies, Inc.	488	30,568
PPG Industries, Inc.	741	105,215
PureCycle Technologies, Inc.(1)(2)	4,667	18,855
Quaker Chemical Corp.	148	26,461
Sherwin-Williams Co.	1,116	311,141
Stepan Co.	390	32,202
Trinseo PLC	1,480	8,554
		1,376,258
Commercial Services and Supplies — 0.6%
ACCO Brands Corp.	1,111	5,977
Brady Corp., Class A	858	48,280
Cintas Corp.	500	276,625
Civeo Corp.	612	13,329
Clean Harbors, Inc.(1)	751	121,407
Copart, Inc.(1)	6,050	303,831
Deluxe Corp.	488	8,926
Ennis, Inc.	736	15,625
Healthcare Services Group, Inc.(1)	736	7,147
HNI Corp.	1,275	49,814
Interface, Inc.	1,394	14,093
Liquidity Services, Inc.(1)	860	16,478
MillerKnoll, Inc.	2,793	72,059
MSA Safety, Inc.	116	20,200
OPENLANE, Inc.(1)	104	1,520
Pitney Bowes, Inc.	501	2,024
Rollins, Inc.	1,127	45,914
SP Plus Corp.(1)	241	12,327
Steelcase, Inc., Class A	2,408	29,643
Tetra Tech, Inc.	250	39,538
UniFirst Corp.	134	23,128
VERALTO Corp.(1)	409	31,595
Vestis Corp.(1)	238	4,358
Viad Corp.(1)	7	233
		1,164,071

Communications Equipment — 0.6%
ADTRAN Holdings, Inc.	632	3,305
Arista Networks, Inc.(1)	1,615	354,832
Ciena Corp.(1)	2,001	91,746
Cisco Systems, Inc.	8,487	410,601
CommScope Holding Co., Inc.(1)	1,141	1,906
Extreme Networks, Inc.(1)	2,241	36,170
F5, Inc.(1)	250	42,798
Juniper Networks, Inc.	1,503	42,760
Lumentum Holdings, Inc.(1)	1,019	43,613
Motorola Solutions, Inc.	375	121,076
NETGEAR, Inc.(1)	366	4,992
NetScout Systems, Inc.(1)	177	3,554
ViaSat, Inc.(1)(2)	2,153	44,029
Viavi Solutions, Inc.(1)	2,705	21,856
		1,223,238
Construction and Engineering — 0.2%
AECOM	253	22,482
API Group Corp.(1)	1,380	41,883
Comfort Systems USA, Inc.	967	187,192
Granite Construction, Inc.	537	24,675
Limbach Holdings, Inc.(1)	561	21,385
WillScot Mobile Mini Holdings Corp.(1)	2,634	109,890
		407,507
Construction Materials†
Knife River Corp.(1)	1,194	71,258
Consumer Finance — 1.4%
Ally Financial, Inc.	7,865	229,815
American Express Co.	2,366	404,042
Bread Financial Holdings, Inc.	1,615	45,381
Capital One Financial Corp.	5,240	585,098
Credit Acceptance Corp.(1)	125	57,125
Discover Financial Services	5,115	475,695
Encore Capital Group, Inc.(1)	1,000	44,800
Enova International, Inc.(1)	488	20,106
Green Dot Corp., Class A(1)	984	7,892
LendingClub Corp.(1)	860	5,418
Navient Corp.	2,991	51,236
Nelnet, Inc., Class A	240	20,136
OneMain Holdings, Inc.	3,364	142,297
PRA Group, Inc.(1)	488	9,043
PROG Holdings, Inc.(1)	1,133	30,886
Regional Management Corp.	364	8,052
SLM Corp.	8,613	129,453
SoFi Technologies, Inc.(1)	5,615	40,933
Synchrony Financial	10,986	355,507
World Acceptance Corp.(1)	116	12,928
		2,675,843
Consumer Staples Distribution & Retail — 2.4%
BJ's Wholesale Club Holdings, Inc.(1)	1,865	120,442
Costco Wholesale Corp.	2,133	1,264,314
Dollar General Corp.	1,615	211,759
Dollar Tree, Inc.(1)	2,889	357,051
Kroger Co.	7,845	347,298

PriceSmart, Inc.	662	44,612
SpartanNash Co.	1,280	28,378
Sprouts Farmers Market, Inc.(1)	4,114	177,231
Sysco Corp.	3,500	252,595
Target Corp.	3,615	483,723
United Natural Foods, Inc.(1)	1,976	28,751
US Foods Holding Corp.(1)	376	16,480
Walgreens Boots Alliance, Inc.	1,914	38,165
Walmart, Inc.	8,362	1,301,880
		4,672,679
Containers and Packaging — 0.7%
AptarGroup, Inc.	752	95,421
Ardagh Metal Packaging SA(2)	1,604	6,448
Avery Dennison Corp.	491	95,499
Ball Corp.	1,538	85,036
Berry Global Group, Inc.	488	32,267
Crown Holdings, Inc.	878	75,517
Graphic Packaging Holding Co.	1,897	43,005
Greif, Inc., Class A	654	45,715
Greif, Inc., Class B	116	8,079
International Paper Co.	3,162	116,804
Myers Industries, Inc.	1,125	19,822
Packaging Corp. of America	2,251	378,191
Sealed Air Corp.	1,741	58,115
Silgan Holdings, Inc.	488	20,359
Sonoco Products Co.	2,491	137,404
Westrock Co.	4,488	184,771
		1,402,453
Distributors — 0.2%
Genuine Parts Co.	1,865	247,634
LKQ Corp.	2,241	99,792
Pool Corp.	365	126,772
		474,198
Diversified Consumer Services — 0.3%
ADT, Inc.	1,356	7,960
Adtalem Global Education, Inc.(1)	628	35,777
Bright Horizons Family Solutions, Inc.(1)	116	10,143
Frontdoor, Inc.(1)	736	25,267
Graham Holdings Co., Class B	125	78,394
Grand Canyon Education, Inc.(1)	991	135,489
H&R Block, Inc.	736	33,429
Laureate Education, Inc., Class A	4,583	60,175
OneSpaWorld Holdings Ltd.(1)	1,356	16,340
Perdoceo Education Corp.	2,224	38,742
Service Corp. International	1,740	106,610
Stride, Inc.(1)	736	44,587
Udemy, Inc.(1)	170	2,529
Universal Technical Institute, Inc.(1)	1,604	18,719
		614,161
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	25,843	428,219
Cogent Communications Holdings, Inc.	240	15,326
EchoStar Corp., Class A(1)	860	9,004
Frontier Communications Parent, Inc.(1)	3,410	74,645

Iridium Communications, Inc.	2,625	100,012
Shenandoah Telecommunications Co.	1,021	22,738
Verizon Communications, Inc.	27,884	1,068,794
		1,718,738
Electric Utilities — 0.3%
Edison International	4,137	277,138
Exelon Corp.	10,613	408,706
Genie Energy Ltd., Class B	100	2,425
		688,269
Electrical Equipment — 0.6%
Acuity Brands, Inc.	377	67,581
AMETEK, Inc.	876	135,981
Array Technologies, Inc.(1)	846	13,088
Atkore, Inc.(1)	1,616	209,918
ChargePoint Holdings, Inc.(1)	128	238
Eaton Corp. PLC	866	197,180
Encore Wire Corp.	634	116,846
EnerSys	841	74,412
FREYR Battery SA(1)	1,480	2,412
Generac Holdings, Inc.(1)	116	13,580
GrafTech International Ltd.	2,968	7,331
Hubbell, Inc.	366	109,800
LSI Industries, Inc.	784	10,278
nVent Electric PLC	991	52,771
Powell Industries, Inc.	316	26,279
Regal Rexnord Corp.	502	60,140
Rockwell Automation, Inc.	250	68,860
Sensata Technologies Holding PLC	364	11,834
Sunrun, Inc.(1)	860	11,094
Thermon Group Holdings, Inc.(1)	736	22,190
Vertiv Holdings Co.(1)	143	6,243
		1,218,056
Electronic Equipment, Instruments and Components — 1.5%
Advanced Energy Industries, Inc.	741	70,432
Amphenol Corp., Class A	1,490	135,575
Arrow Electronics, Inc.(1)	751	89,038
Avnet, Inc.	1,741	81,409
Badger Meter, Inc.	240	35,369
Bel Fuse, Inc., Class B	137	7,412
Belden, Inc.	262	17,407
Benchmark Electronics, Inc.	488	12,176
CDW Corp.	865	182,411
Cognex Corp.	631	23,789
Coherent Corp.(1)	1,632	60,041
Corning, Inc.	12,986	369,971
CTS Corp.	612	23,715
ePlus, Inc.(1)	258	16,378
Fabrinet(1)	491	79,493
Flex Ltd.(1)	10,737	273,257
Insight Enterprises, Inc.(1)	379	57,388
IPG Photonics Corp.(1)	376	36,006
Jabil, Inc.	3,671	423,340
Keysight Technologies, Inc.(1)	1,491	202,612
Kimball Electronics, Inc.(1)	366	9,018

Knowles Corp.(1)	1,108	17,584
Littelfuse, Inc.	251	58,433
Methode Electronics, Inc.	488	11,580
Novanta, Inc.(1)	116	16,755
OSI Systems, Inc.(1)	255	31,439
PC Connection, Inc.	240	14,311
Plexus Corp.(1)	260	26,491
Sanmina Corp.(1)	1,799	90,148
ScanSource, Inc.(1)	488	16,314
TD SYNNEX Corp.	240	23,674
TE Connectivity Ltd.	1,991	260,821
Trimble, Inc.(1)	364	16,890
TTM Technologies, Inc.(1)	1,890	28,369
Vishay Intertechnology, Inc.	4,155	92,366
Vishay Precision Group, Inc.(1)	491	14,970
Vontier Corp.	1,006	33,932
Zebra Technologies Corp., Class A(1)	116	27,490
		2,987,804
Energy Equipment and Services†
Newpark Resources, Inc.(1)	2,148	14,929
SEACOR Marine Holdings, Inc.(1)	6	69
		14,998
Entertainment — 0.8%
AMC Entertainment Holdings, Inc., Class A(1)	187	1,244
Electronic Arts, Inc.	1,241	171,270
IMAX Corp.(1)	736	11,739
Live Nation Entertainment, Inc.(1)	625	52,638
Madison Square Garden Entertainment Corp.(1)	64	1,938
Marcus Corp.(2)	667	9,278
Netflix, Inc.(1)	1,022	484,397
Playstudios, Inc.(1)	3,092	7,390
Playtika Holding Corp.(1)	54	469
Roku, Inc.(1)	254	26,467
Sphere Entertainment Co.(1)	364	12,456
Take-Two Interactive Software, Inc.(1)	2,241	354,526
TKO Group Holdings, Inc.	1,308	101,148
Walt Disney Co.(1)	3,125	289,656
Warner Bros Discovery, Inc.(1)	7,777	81,270
		1,605,886
Financial Services — 2.9%
Apollo Global Management, Inc.	3,525	324,300
AvidXchange Holdings, Inc.(1)	736	7,853
Cannae Holdings, Inc.(1)	1,108	19,900
Cass Information Systems, Inc.	364	15,051
Enact Holdings, Inc.	612	16,959
Equitable Holdings, Inc.	10,987	337,191
Essent Group Ltd.	2,614	126,361
Euronet Worldwide, Inc.(1)	501	43,697
EVERTEC, Inc.	1,130	41,776
Federal Agricultural Mortgage Corp., Class C	255	42,289
Fidelity National Information Services, Inc.	875	51,310
Fiserv, Inc.(1)	884	115,459
FleetCor Technologies, Inc.(1)	490	117,845
Global Payments, Inc.	502	58,453

Jack Henry & Associates, Inc.	1,115	176,939
Marqeta, Inc., Class A(1)	393	2,496
Mastercard, Inc., Class A	3,240	1,340,809
MGIC Investment Corp.	7,611	133,878
NCR Atleos Corp.(1)	602	13,370
NMI Holdings, Inc., Class A(1)	2,615	71,913
PayPal Holdings, Inc.(1)	2,750	158,428
PennyMac Financial Services, Inc.	991	77,090
Radian Group, Inc.	4,364	112,198
Rocket Cos., Inc., Class A(1)	1,086	10,143
Shift4 Payments, Inc., Class A(1)	260	17,113
Visa, Inc., Class A	7,862	2,018,018
Voya Financial, Inc.	2,665	190,574
Walker & Dunlop, Inc.	1,006	84,524
Western Union Co.	4,865	56,580
WEX, Inc.(1)	250	44,145
		5,826,662
Food Products — 0.7%
Alico, Inc.	44	1,230
Archer-Daniels-Midland Co.	788	58,099
Campbell Soup Co.	1,001	40,220
Darling Ingredients, Inc.(1)	2,990	131,171
Dole PLC	1,904	21,915
General Mills, Inc.	1,991	126,747
Hershey Co.	1,116	209,719
J M Smucker Co.	1,116	122,459
Kellanova	1,116	58,635
Lamb Weston Holdings, Inc.	1,159	115,935
Lancaster Colony Corp.	250	41,475
McCormick & Co., Inc.	501	32,480
Mondelez International, Inc., Class A	4,615	327,942
WK Kellogg Co.	275	3,080
		1,291,107
Ground Transportation — 2.5%
ArcBest Corp.	865	103,099
Covenant Logistics Group, Inc.	258	10,983
CSX Corp.	24,296	784,761
Daseke, Inc.(1)	1,108	4,853
Heartland Express, Inc.	984	13,205
JB Hunt Transport Services, Inc.	1,740	322,370
Knight-Swift Transportation Holdings, Inc.	1,990	107,022
Landstar System, Inc.	1,001	172,823
Marten Transport Ltd.	1,776	33,478
Norfolk Southern Corp.	2,635	574,852
Old Dominion Freight Line, Inc.	1,510	587,480
RXO, Inc.(1)	1,775	37,204
Ryder System, Inc.	1,615	173,031
Saia, Inc.(1)	616	240,480
Schneider National, Inc., Class B	1,740	40,072
Uber Technologies, Inc.(1)	3,865	217,909
U-Haul Holding Co.(1)	127	7,189
U-Haul Holding Co.	1,311	70,991

Union Pacific Corp.	5,741	1,293,275
Werner Enterprises, Inc.	1,490	59,615
XPO, Inc.(1)	910	78,515
		4,933,207
Health Care Equipment and Supplies — 1.7%
Abbott Laboratories	6,239	650,665
Align Technology, Inc.(1)	250	53,450
Avanos Medical, Inc.(1)	488	10,516
Baxter International, Inc.	1,490	53,759
Becton Dickinson & Co.	625	147,613
Boston Scientific Corp.(1)	4,989	278,835
Contra Abiomed, Inc.(1)	112	114
Cooper Cos., Inc.	241	81,198
DENTSPLY SIRONA, Inc.	1,645	52,229
Dexcom, Inc.(1)	879	101,542
Edwards Lifesciences Corp.(1)	3,003	203,333
Embecta Corp.	251	4,603
Globus Medical, Inc., Class A(1)	627	28,165
Haemonetics Corp.(1)	521	42,133
Hologic, Inc.(1)	2,806	200,068
IDEXX Laboratories, Inc.(1)	419	195,179
Inogen, Inc.(1)	260	1,513
Insulet Corp.(1)	116	21,934
Intuitive Surgical, Inc.(1)	788	244,942
Medtronic PLC	3,740	296,470
Merit Medical Systems, Inc.(1)	187	13,382
Neogen Corp.(1)	574	9,741
OraSure Technologies, Inc.(1)	1,609	11,778
Penumbra, Inc.(1)	116	25,763
PROCEPT BioRobotics Corp.(1)	20	741
QuidelOrtho Corp.(1)	880	60,482
ResMed, Inc.	375	59,149
Stryker Corp.	740	219,284
Teleflex, Inc.	251	56,648
UFP Technologies, Inc.(1)	42	6,991
Utah Medical Products, Inc.	9	759
Zimmer Biomet Holdings, Inc.	1,241	144,341
Zimvie, Inc.(1)	489	4,621
		3,281,941
Health Care Providers and Services — 2.7%
Acadia Healthcare Co., Inc.(1)	628	45,838
Accolade, Inc.(1)	391	3,413
agilon health, Inc.(1)(2)	1,233	13,094
AMN Healthcare Services, Inc.(1)	1,125	76,275
Apollo Medical Holdings, Inc.(1)	8	266
Cardinal Health, Inc.	1,888	202,167
Castle Biosciences, Inc.(1)	134	2,679
Cencora, Inc.	1,366	277,803
Centene Corp.(1)	5,625	414,450
Chemed Corp.	125	70,875
Cigna Group	750	197,160
CorVel Corp.(1)	116	24,228
Cross Country Healthcare, Inc.(1)	929	18,831
CVS Health Corp.	2,865	194,677

DaVita, Inc.(1)	376	38,149
Elevance Health, Inc.	1,491	714,920
Ensign Group, Inc.	1,240	132,767
Fulgent Genetics, Inc.(1)	381	10,508
Guardant Health, Inc.(1)	12	302
HCA Healthcare, Inc.	500	125,240
HealthEquity, Inc.(1)	625	41,888
Henry Schein, Inc.(1)	756	50,448
Hims & Hers Health, Inc.(1)	24	213
Humana, Inc.	761	368,978
Laboratory Corp. of America Holdings	952	206,498
McKesson Corp.	491	231,045
Molina Healthcare, Inc.(1)	1,491	545,050
National Research Corp.	364	15,081
NeoGenomics, Inc.(1)	590	10,720
Owens & Minor, Inc.(1)	1,765	35,088
Patterson Cos., Inc.	1,128	28,663
Premier, Inc., Class A	1,912	39,368
Privia Health Group, Inc.(1)	32	661
Quest Diagnostics, Inc.	366	50,226
R1 RCM, Inc.(1)	1,485	15,711
UnitedHealth Group, Inc.	2,130	1,177,826
		5,381,106
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	13	302
Health Catalyst, Inc.(1)	798	5,730
Phreesia, Inc.(1)	59	909
Teladoc Health, Inc.(1)	364	6,603
Veeva Systems, Inc., Class A(1)	366	63,797
Veradigm, Inc.(1)	4,274	49,066
		126,407
Hotels, Restaurants and Leisure — 1.5%
Airbnb, Inc., Class A(1)	751	94,881
Aramark	488	13,669
BJ's Restaurants, Inc.(1)	488	14,606
Bloomin' Brands, Inc.	2,238	52,235
Booking Holdings, Inc.(1)	170	531,369
Carrols Restaurant Group, Inc.	1,675	12,646
Cheesecake Factory, Inc.	1,491	46,743
Chipotle Mexican Grill, Inc.(1)	268	590,203
Choice Hotels International, Inc.	750	82,710
Cracker Barrel Old Country Store, Inc.(2)	750	50,347
Darden Restaurants, Inc.	1,919	300,266
Dave & Buster's Entertainment, Inc.(1)	488	20,028
DoorDash, Inc., Class A(1)	501	47,084
Hilton Grand Vacations, Inc.(1)	488	16,719
Jack in the Box, Inc.	258	18,653
Marriott Vacations Worldwide Corp.	116	8,456
McDonald's Corp.	1,615	455,172
Papa John's International, Inc.	153	9,982
Sabre Corp.(1)	1,356	4,787
SeaWorld Entertainment, Inc.(1)	240	11,736
Six Flags Entertainment Corp.(1)	364	9,064
Starbucks Corp.	1,740	172,782

Texas Roadhouse, Inc.	1,866	210,037
Travel + Leisure Co.	382	13,614
Vail Resorts, Inc.	126	27,381
Wendy's Co.	1,759	32,981
Wingstop, Inc.	126	30,285
Wyndham Hotels & Resorts, Inc.	626	48,415
Yum! Brands, Inc.	876	109,982
		3,036,833
Household Durables — 1.7%
Beazer Homes USA, Inc.(1)	860	22,627
Cavco Industries, Inc.(1)	141	39,872
Century Communities, Inc.	829	59,804
D.R. Horton, Inc.	2,914	372,030
Dream Finders Homes, Inc., Class A(1)	889	21,638
Ethan Allen Interiors, Inc.	736	19,754
Garmin Ltd.	877	107,205
GoPro, Inc., Class A(1)	3,340	12,057
Green Brick Partners, Inc.(1)	918	43,559
Helen of Troy Ltd.(1)	506	53,145
Hovnanian Enterprises, Inc., Class A(1)	240	21,696
Installed Building Products, Inc.	527	79,319
iRobot Corp.(1)	86	3,105
KB Home	1,825	95,083
La-Z-Boy, Inc.	1,308	46,029
Leggett & Platt, Inc.	912	20,857
Lennar Corp., B Shares	321	36,832
Lennar Corp., Class A	3,425	438,126
LGI Homes, Inc.(1)	116	13,696
M/I Homes, Inc.(1)	938	98,968
MDC Holdings, Inc.	2,019	89,361
Meritage Homes Corp.	1,030	145,539
Mohawk Industries, Inc.(1)	501	44,243
Newell Brands, Inc.	26	198
NVR, Inc.(1)	44	270,837
PulteGroup, Inc.	5,240	463,321
Skyline Champion Corp.(1)	1,365	82,159
Sonos, Inc.(1)	1,356	20,476
Taylor Morrison Home Corp.(1)	3,615	163,037
Tempur Sealy International, Inc.	1,614	65,077
Toll Brothers, Inc.	1,741	149,535
TopBuild Corp.(1)	116	34,310
Tri Pointe Homes, Inc.(1)	3,116	90,925
Whirlpool Corp.	1,018	110,860
		3,335,280
Household Products — 1.0%
Central Garden & Pet Co., Class A(1)	619	22,457
Church & Dwight Co., Inc.	1,741	168,233
Clorox Co.	1,116	159,979
Colgate-Palmolive Co.	3,702	291,606
Kimberly-Clark Corp.	2,866	354,610
Procter & Gamble Co.	6,113	938,468
		1,935,353

Independent Power and Renewable Electricity Producers — 0.1%
Brookfield Renewable Corp., Class A(2)	1,356	35,988
Ormat Technologies, Inc.	753	50,692
Sunnova Energy International, Inc.(1)(2)	1,480	17,168
		103,848
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	1,116	218,647
Insurance — 5.3%
Aflac, Inc.	7,363	608,994
Allstate Corp.	2,642	364,253
American Financial Group, Inc.	1,502	171,814
American International Group, Inc.	7,988	525,690
AMERISAFE, Inc.	364	17,530
Aon PLC, Class A	1,241	407,656
Arch Capital Group Ltd.(1)	6,113	511,597
Arthur J Gallagher & Co.	739	184,011
Assurant, Inc.	750	126,015
Assured Guaranty Ltd.	1,241	84,276
Axis Capital Holdings Ltd.	2,615	147,329
Brighthouse Financial, Inc.(1)	1,865	97,036
Brown & Brown, Inc.	488	36,473
Chubb Ltd.	2,625	602,254
Cincinnati Financial Corp.	1,741	178,957
CNA Financial Corp.	364	15,335
CNO Financial Group, Inc.	2,490	65,985
Erie Indemnity Co., Class A	366	108,204
Everest Group Ltd.	750	307,912
Fidelity National Financial, Inc.	2,955	132,502
First American Financial Corp.	2,241	133,564
Genworth Financial, Inc., Class A(1)	10,363	61,038
Globe Life, Inc.	1,865	229,637
Hanover Insurance Group, Inc.	750	93,225
Hartford Financial Services Group, Inc.	6,113	477,792
Hippo Holdings, Inc.(1)(2)	250	2,138
Horace Mann Educators Corp.	860	28,776
Kemper Corp.	488	21,584
Kinsale Capital Group, Inc.	375	131,288
Lincoln National Corp.	2,115	50,295
Markel Group, Inc.(1)	125	179,886
Marsh & McLennan Cos., Inc.	1,366	272,408
Mercury General Corp.	488	18,178
MetLife, Inc.	6,487	412,768
Old Republic International Corp.	6,363	186,500
Oscar Health, Inc., Class A(1)	1,604	13,634
Primerica, Inc.	1,115	233,604
Principal Financial Group, Inc.	4,489	331,423
Progressive Corp.	3,876	635,780
Prudential Financial, Inc.	3,490	341,252
Reinsurance Group of America, Inc.	1,491	243,122
RenaissanceRe Holdings Ltd.	741	158,841
RLI Corp.	490	66,444
Selective Insurance Group, Inc.	1,241	126,197
SiriusPoint Ltd.(1)	659	7,038
Stewart Information Services Corp.	661	31,232

Travelers Cos., Inc.	3,490	630,364
United Fire Group, Inc.	139	2,904
Unum Group	3,739	160,777
W R Berkley Corp.	3,116	226,066
White Mountains Insurance Group Ltd.	80	122,554
Willis Towers Watson PLC	424	104,431
		10,428,563
Interactive Media and Services — 4.8%
Alphabet, Inc., Class A(1)	22,940	3,040,238
Alphabet, Inc., Class C(1)	20,028	2,682,150
Cargurus, Inc.(1)	3,320	71,778
Cars.com, Inc.(1)	2,616	48,710
Match Group, Inc.(1)	1,115	36,104
Meta Platforms, Inc., Class A(1)	10,166	3,325,807
Pinterest, Inc., Class A(1)	1,877	63,949
Shutterstock, Inc.	488	21,428
Snap, Inc., Class A(1)	1,108	15,324
TripAdvisor, Inc.(1)	503	8,969
Yelp, Inc.(1)	779	34,050
Ziff Davis, Inc.(1)	364	23,230
ZipRecruiter, Inc., Class A(1)	878	11,774
ZoomInfo Technologies, Inc.(1)	488	7,013
		9,390,524
IT Services — 1.5%
Accenture PLC, Class A	2,491	829,852
Akamai Technologies, Inc.(1)	1,865	215,463
Amdocs Ltd.	1,253	104,964
Cloudflare, Inc., Class A(1)	240	18,516
Cognizant Technology Solutions Corp., Class A	3,883	273,286
DigitalOcean Holdings, Inc.(1)	261	7,731
DXC Technology Co.(1)	6,893	159,435
EPAM Systems, Inc.(1)	149	38,470
Gartner, Inc.(1)	626	272,210
Globant SA(1)	137	30,250
GoDaddy, Inc., Class A(1)	1,740	174,104
Hackett Group, Inc.	612	13,654
International Business Machines Corp.	2,490	394,814
Kyndryl Holdings, Inc.(1)	6,001	108,198
MongoDB, Inc.(1)	125	51,967
Okta, Inc.(1)	116	7,778
Snowflake, Inc., Class A(1)	626	117,488
Squarespace, Inc., Class A(1)	39	1,093
Twilio, Inc., Class A(1)	384	24,837
VeriSign, Inc.(1)	375	79,575
		2,923,685
Leisure Products — 0.2%
Brunswick Corp.	1,991	157,030
Funko, Inc., Class A(1)	28	181
Hasbro, Inc.	240	11,138
Malibu Boats, Inc., Class A(1)	628	27,783
MasterCraft Boat Holdings, Inc.(1)	612	12,240
Mattel, Inc.(1)	2,255	42,845
Polaris, Inc.	1,002	82,635
Topgolf Callaway Brands Corp.(1)	860	10,544
YETI Holdings, Inc.(1)	2,437	103,914
		448,310

Life Sciences Tools and Services — 0.9%
10X Genomics, Inc., Class A(1)	2	87
Adaptive Biotechnologies Corp.(1)	640	2,803
Agilent Technologies, Inc.	1,000	127,800
Avantor, Inc.(1)	1,610	34,100
Azenta, Inc.(1)	860	48,478
Bio-Rad Laboratories, Inc., Class A(1)	125	38,115
Bio-Techne Corp.	529	33,274
Bruker Corp.	866	56,368
Charles River Laboratories International, Inc.(1)	132	26,015
Danaher Corp.	1,254	280,031
Fortrea Holdings, Inc.(1)	953	28,056
Illumina, Inc.(1)	385	39,251
IQVIA Holdings, Inc.(1)	631	135,097
Maravai LifeSciences Holdings, Inc., Class A(1)	736	3,754
Medpace Holdings, Inc.(1)	250	67,680
Mettler-Toledo International, Inc.(1)	79	86,262
OmniAb, Inc.(1)	47	110
OmniAb, Inc.(1)	47	104
Repligen Corp.(1)	116	18,241
Revvity, Inc.	240	21,336
SomaLogic, Inc.(1)	1,108	3,125
Thermo Fisher Scientific, Inc.	750	371,820
Waters Corp.(1)	519	145,637
West Pharmaceutical Services, Inc.	506	177,484
		1,745,028
Machinery — 2.7%
AGCO Corp.	1,197	135,895
Alamo Group, Inc.	128	23,514
Albany International Corp., Class A	250	21,455
Allison Transmission Holdings, Inc.	1,000	53,480
Astec Industries, Inc.	279	8,674
Barnes Group, Inc.	632	16,672
Commercial Vehicle Group, Inc.(1)	1,169	7,622
Crane Co.	192	20,291
Cummins, Inc.	2,020	452,803
Deere & Co.	2,506	913,211
Donaldson Co., Inc.	1,954	118,881
Dover Corp.	375	52,935
Enerpac Tool Group Corp.	726	19,820
EnPro Industries, Inc.	254	32,621
ESCO Technologies, Inc.	287	30,129
Franklin Electric Co., Inc.	616	54,824
Gates Industrial Corp. PLC(1)	936	11,475
Graco, Inc.	1,412	114,061
Greenbrier Cos., Inc.	797	30,055
Helios Technologies, Inc.	378	14,508
Hillman Solutions Corp.(1)	1,961	14,355
IDEX Corp.	241	48,605
Illinois Tool Works, Inc.	1,490	360,893
Ingersoll Rand, Inc.	2,240	160,003
ITT, Inc.	990	107,187
John Bean Technologies Corp.	353	36,465
Kadant, Inc.	94	24,498

Kennametal, Inc.	1,937	45,151
Lincoln Electric Holdings, Inc.	1,252	247,971
Lindsay Corp.	308	36,748
Middleby Corp.(1)	116	14,643
Mueller Industries, Inc.	3,520	146,186
Mueller Water Products, Inc., Class A	1,702	22,620
Nordson Corp.	241	56,717
Oshkosh Corp.	1,532	149,048
Otis Worldwide Corp.	990	84,932
PACCAR, Inc.	6,528	599,401
Parker-Hannifin Corp.	252	109,161
Pentair PLC	364	23,493
Shyft Group, Inc.	188	2,081
Snap-on, Inc.	875	240,354
Standex International Corp.	159	21,277
Stanley Black & Decker, Inc.	364	33,088
Tennant Co.	376	32,193
Terex Corp.	1,944	96,228
Timken Co.	1,004	72,690
Titan International, Inc.(1)	1,539	20,115
Toro Co.	1,116	92,628
Trinity Industries, Inc.	1,572	39,237
Wabash National Corp.	971	21,284
Watts Water Technologies, Inc., Class A	250	48,128
Westinghouse Air Brake Technologies Corp.	866	100,941
Xylem, Inc.	1,072	112,699
		5,353,946
Marine Transportation — 0.1%
Costamare, Inc.	1,108	11,202
Matson, Inc.	1,254	120,095
Safe Bulkers, Inc.(2)	2,720	10,554
		141,851
Media — 0.9%
Altice USA, Inc., Class A(1)	527	1,212
Cable One, Inc.	108	57,465
Charter Communications, Inc., Class A(1)	241	96,431
Comcast Corp., Class A	15,475	648,248
Cumulus Media, Inc., Class A(1)	378	1,841
Daily Journal Corp.(1)	1	326
DISH Network Corp., Class A(1)	3,474	12,715
Entravision Communications Corp., Class A	2,100	8,337
Fox Corp., Class A	5,036	148,763
Fox Corp., Class B	2,146	59,358
Interpublic Group of Cos., Inc.	2,990	91,913
John Wiley & Sons, Inc., Class A	240	7,250
Liberty Broadband Corp., Class A(1)	116	9,621
Liberty Broadband Corp., Class C(1)	616	51,202
New York Times Co., Class A	1,491	70,062
News Corp., Class A	3,864	85,163
News Corp., Class B	1,108	25,528
Nexstar Media Group, Inc., Class A	251	35,624
Omnicom Group, Inc.	1,366	110,141
Paramount Global, Class B	5,866	84,294
PubMatic, Inc., Class A(1)	736	12,299

Scholastic Corp.	913	34,685
Sinclair, Inc.	466	5,876
Sirius XM Holdings, Inc.(2)	2,348	10,989
TechTarget, Inc.(1)	240	7,104
Thryv Holdings, Inc.(1)	488	8,681
Trade Desk, Inc., Class A(1)	991	69,826
WideOpenWest, Inc.(1)	2,169	8,676
		1,763,630
Metals and Mining — 0.6%
Commercial Metals Co.	3,114	141,158
Kaiser Aluminum Corp.	360	21,053
Newmont Corp.	7,008	281,651
Nucor Corp.	1,981	336,710
Reliance Steel & Aluminum Co.	1,034	284,619
Royal Gold, Inc.	866	105,479
Schnitzer Steel Industries, Inc., Class A	751	19,248
		1,189,918
Oil, Gas and Consumable Fuels†
Epsilon Energy Ltd.	625	3,331
Evolution Petroleum Corp.	1,728	10,247
Teekay Tankers Ltd., Class A	505	25,094
		38,672
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	488	17,114
Glatfelter Corp.(1)	742	1,091
Louisiana-Pacific Corp.	2,514	153,329
Mercer International, Inc.	1,480	14,178
Sylvamo Corp.	500	25,140
		210,852
Personal Care Products — 0.3%
Edgewell Personal Care Co.	364	12,671
Estee Lauder Cos., Inc., Class A	1,366	174,425
Herbalife Ltd.(1)	347	4,469
Kenvue, Inc.	22,380	457,447
Nu Skin Enterprises, Inc., Class A	750	12,765
		661,777
Pharmaceuticals — 3.4%
Arvinas, Inc.(1)	1,140	25,046
Assertio Holdings, Inc.(1)	1,988	2,028
Bristol-Myers Squibb Co.	18,754	926,072
Catalent, Inc.(1)	488	18,959
Concert Pharmaceuticals, Inc.(1)	70	26
Corcept Therapeutics, Inc.(1)	804	20,478
Elanco Animal Health, Inc.(1)	2,100	24,738
Eli Lilly & Co.	378	223,413
Innoviva, Inc.(1)	1,788	24,764
Jazz Pharmaceuticals PLC(1)	1,159	137,029
Johnson & Johnson	9,881	1,528,195
Ligand Pharmaceuticals, Inc.(1)	270	15,744
Merck & Co., Inc.	17,626	1,806,312
Pfizer, Inc.	38,761	1,181,048
Pliant Therapeutics, Inc.(1)	40	556
Royalty Pharma PLC, Class A	2,490	67,404
Supernus Pharmaceuticals, Inc.(1)	882	24,034

Theravance Biopharma, Inc.(1)(2)	1,113	11,664
Viatris, Inc.	28,506	261,685
Zoetis, Inc.	2,366	418,001
		6,717,196
Professional Services — 1.5%
ASGN, Inc.(1)	240	21,418
Automatic Data Processing, Inc.	3,614	830,931
Barrett Business Services, Inc.	180	19,791
Booz Allen Hamilton Holding Corp.	865	108,237
Broadridge Financial Solutions, Inc., ADR	616	119,393
CACI International, Inc., Class A(1)	3	963
CBIZ, Inc.(1)	1,292	74,794
Clarivate PLC(1)	2,647	20,541
Concentrix Corp.	378	35,528
CRA International, Inc.	240	22,745
CSG Systems International, Inc.	883	43,435
Dun & Bradstreet Holdings, Inc.	860	9,107
Equifax, Inc.	375	81,641
ExlService Holdings, Inc.(1)	1,232	34,952
Exponent, Inc.	281	21,626
Franklin Covey Co.(1)	364	14,152
FTI Consulting, Inc.(1)	116	25,573
Genpact Ltd.	860	29,206
Heidrick & Struggles International, Inc.	736	20,004
IBEX Holdings Ltd.(1)	130	2,305
Insperity, Inc.	797	90,659
Jacobs Solutions, Inc.	240	30,523
KBR, Inc.	489	25,267
Kelly Services, Inc., Class A	736	15,301
Kforce, Inc.	765	53,320
Korn Ferry	1,133	58,621
Leidos Holdings, Inc.	240	25,757
ManpowerGroup, Inc.	990	73,468
Maximus, Inc.	240	20,038
Parsons Corp.(1)	364	22,674
Paychex, Inc.	3,239	395,061
Paycom Software, Inc.	251	45,597
Paylocity Holding Corp.(1)	127	19,897
RCM Technologies, Inc.(1)	11	297
Resources Connection, Inc.	365	4,964
Robert Half, Inc.	2,864	234,791
Science Applications International Corp.	240	28,178
SS&C Technologies Holdings, Inc.	488	27,455
TransUnion	501	29,419
TriNet Group, Inc.(1)	471	54,603
TrueBlue, Inc.(1)	1,108	15,445
TTEC Holdings, Inc.	240	4,493
Verisk Analytics, Inc.	616	148,721
		2,960,891
Real Estate Management and Development — 0.4%
Anywhere Real Estate, Inc.(1)	204	1,098
CBRE Group, Inc., Class A(1)	2,400	189,504
CoStar Group, Inc.(1)	1,116	92,673
Cushman & Wakefield PLC(1)	1,604	13,169

Forestar Group, Inc.(1)	736	22,470
FRP Holdings, Inc.(1)	33	1,820
Howard Hughes Holdings, Inc.(1)	591	43,444
Jones Lang LaSalle, Inc.(1)	771	119,906
Kennedy-Wilson Holdings, Inc.	2,798	31,757
Marcus & Millichap, Inc.	984	33,860
Newmark Group, Inc., Class A	2,330	19,176
Opendoor Technologies, Inc.(1)(2)	11,816	35,566
RE/MAX Holdings, Inc., Class A	612	5,630
RMR Group, Inc., Class A	257	6,124
Tejon Ranch Co.(1)	365	5,763
Zillow Group, Inc., Class A(1)	404	15,914
Zillow Group, Inc., Class C(1)	2,531	103,619
		741,493
Semiconductors and Semiconductor Equipment — 7.5%
Advanced Micro Devices, Inc.(1)	9,485	1,149,203
Allegro MicroSystems, Inc.(1)	612	16,659
Amkor Technology, Inc.	1,632	45,973
Analog Devices, Inc.	1,491	273,420
Applied Materials, Inc.	8,115	1,215,465
Axcelis Technologies, Inc.(1)	877	108,994
Broadcom, Inc.	1,343	1,242,846
CEVA, Inc.(1)	134	2,916
Cirrus Logic, Inc.(1)	882	66,953
Cohu, Inc.(1)	773	24,527
Enphase Energy, Inc.(1)	878	88,696
Entegris, Inc.	898	93,751
First Solar, Inc.(1)	626	98,770
FormFactor, Inc.(1)	881	33,108
GLOBALFOUNDRIES, Inc.(1)	536	28,778
Intel Corp.	22,489	1,005,258
KLA Corp.	1,616	880,106
Kulicke & Soffa Industries, Inc.	1,431	73,725
Lam Research Corp.	1,504	1,076,744
Lattice Semiconductor Corp.(1)	501	29,334
Marvell Technology, Inc.	2,240	124,835
MaxLinear, Inc.(1)	1,774	33,227
Micron Technology, Inc.	12,984	988,342
MKS Instruments, Inc.	875	72,231
Monolithic Power Systems, Inc.	125	68,590
NVIDIA Corp.	5,627	2,631,748
NXP Semiconductors NV	1,125	229,590
ON Semiconductor Corp.(1)	7,403	528,056
Onto Innovation, Inc.(1)	625	88,131
PDF Solutions, Inc.(1)	36	1,080
Photronics, Inc.(1)	2,010	42,471
Qorvo, Inc.(1)	616	59,444
QUALCOMM, Inc.	7,001	903,479
Rambus, Inc.(1)	1,116	75,520
Semtech Corp.(1)	36	589
Skyworks Solutions, Inc.	1,019	98,772
SolarEdge Technologies, Inc.(1)	251	19,924
Synaptics, Inc.(1)	538	54,467
Teradyne, Inc.	2,990	275,768

Texas Instruments, Inc.	6,126	935,501
Ultra Clean Holdings, Inc.(1)	1,280	34,739
Universal Display Corp.	252	42,638
Veeco Instruments, Inc.(1)	612	17,460
		14,881,828
Software — 8.3%
A10 Networks, Inc.	1,364	17,036
ACI Worldwide, Inc.(1)	488	13,049
Adeia, Inc.	665	6,111
Adobe, Inc.(1)	866	529,135
Altair Engineering, Inc., Class A(1)	1	72
ANSYS, Inc.(1)	116	34,030
Autodesk, Inc.(1)	866	189,160
Bentley Systems, Inc., Class B	612	31,861
Bill Holdings, Inc.(1)	252	16,498
Box, Inc., Class A(1)	773	20,229
C3.ai, Inc., Class A(1)(2)	763	22,219
Cadence Design Systems, Inc.(1)	1,254	342,681
CommVault Systems, Inc.(1)	240	17,659
Consensus Cloud Solutions, Inc.(1)	240	4,421
CoreCard Corp.(1)(2)	142	1,850
Crowdstrike Holdings, Inc., Class A(1)	625	148,119
Datadog, Inc., Class A(1)	491	57,236
Digital Turbine, Inc.(1)	6	28
DocuSign, Inc.(1)	1,116	48,100
Dolby Laboratories, Inc., Class A	501	43,151
Dropbox, Inc., Class A(1)	884	24,911
Dynatrace, Inc.(1)	364	19,492
Elastic NV(1)	240	19,286
Envestnet, Inc.(1)	240	9,127
Fair Isaac Corp.(1)	125	135,950
Fortinet, Inc.(1)	5,043	265,060
Gen Digital, Inc.	2,100	46,368
Guidewire Software, Inc.(1)	381	38,077
HubSpot, Inc.(1)	5	2,470
InterDigital, Inc.	1,052	105,116
Intuit, Inc.	500	285,730
JFrog Ltd.(1)	36	971
LiveRamp Holdings, Inc.(1)	364	12,070
Manhattan Associates, Inc.(1)	500	111,525
Marathon Digital Holdings, Inc.(1)(2)	1,010	12,090
Microsoft Corp.	29,506	11,180,118
NCR Voyix Corp.(1)	1,254	19,663
Nutanix, Inc., Class A(1)	612	26,371
Olo, Inc., Class A(1)	2	11
Oracle Corp. (New York)	2,789	324,110
Palantir Technologies, Inc., Class A(1)	2,865	57,443
Palo Alto Networks, Inc.(1)	2,240	661,002
Progress Software Corp.	364	19,605
PROS Holdings, Inc.(1)	131	4,788
PTC, Inc.(1)	240	37,766
Qualys, Inc.(1)	502	92,790
Rapid7, Inc.(1)	241	13,050
RingCentral, Inc., Class A(1)	116	3,301

Roper Technologies, Inc.	130	69,973
Salesforce, Inc.(1)	1,116	281,120
ServiceNow, Inc.(1)	500	342,870
Smartsheet, Inc., Class A(1)	136	5,764
Splunk, Inc.(1)	116	17,579
SPS Commerce, Inc.(1)	251	43,242
Synopsys, Inc.(1)	381	206,971
Tenable Holdings, Inc.(1)	240	9,934
Teradata Corp.(1)	885	41,816
Tyler Technologies, Inc.(1)	125	51,105
Unity Software, Inc.(1)(2)	240	7,082
Workday, Inc., Class A(1)	376	101,791
Workiva, Inc.(1)	27	2,597
Xperi, Inc.(1)	424	4,376
Zoom Video Communications, Inc., Class A(1)	626	42,462
Zscaler, Inc.(1)	116	22,913
		16,322,501
Specialty Retail — 3.8%
Aaron's Co., Inc.	612	5,392
Abercrombie & Fitch Co., Class A(1)	1,990	151,021
Advance Auto Parts, Inc.	1,490	75,677
American Eagle Outfitters, Inc.	5,417	103,085
Asbury Automotive Group, Inc.(1)	526	110,365
AutoNation, Inc.(1)	1,365	184,644
AutoZone, Inc.(1)	43	112,227
Bath & Body Works, Inc.	860	28,053
Best Buy Co., Inc.	4,004	284,044
Big 5 Sporting Goods Corp.	860	5,100
Boot Barn Holdings, Inc.(1)	656	48,072
Buckle, Inc.	984	37,943
Build-A-Bear Workshop, Inc.	860	21,010
Burlington Stores, Inc.(1)	924	156,701
Caleres, Inc.	1,356	41,168
Camping World Holdings, Inc., Class A	28	592
CarMax, Inc.(1)	3,486	222,895
Carvana Co.(1)	473	14,814
Cato Corp., Class A	736	5,093
Chewy, Inc., Class A(1)	736	12,821
Chico's FAS, Inc.(1)	4,208	31,728
Children's Place, Inc.(1)	364	8,281
Designer Brands, Inc., Class A	1,768	20,580
Dick's Sporting Goods, Inc.	1,115	145,061
Five Below, Inc.(1)	875	164,902
Floor & Decor Holdings, Inc., Class A(1)	741	67,957
Foot Locker, Inc.	2,388	64,309
GameStop Corp., Class A(1)(2)	2,540	36,957
Gap, Inc.	8,463	169,852
Genesco, Inc.(1)	488	18,237
Guess?, Inc.	1,356	29,859
Haverty Furniture Cos., Inc.	488	15,294
Hibbett, Inc.	364	22,768
Home Depot, Inc.	2,605	816,641
Leslie's, Inc.(1)	736	3,628
Lithia Motors, Inc.	750	200,242

Lowe's Cos., Inc.	1,491	296,456
MarineMax, Inc.(1)	736	21,955
National Vision Holdings, Inc.(1)	364	6,716
ODP Corp.(1)	1,177	53,612
O'Reilly Automotive, Inc.(1)	241	236,754
Penske Automotive Group, Inc.	750	111,975
PetMed Express, Inc.	488	3,382
Restoration Hardware, Inc.(1)	250	67,492
Revolve Group, Inc.(1)	3	40
Ross Stores, Inc.	4,672	609,135
Sally Beauty Holdings, Inc.(1)	1,356	13,113
Shoe Carnival, Inc.	488	11,854
Signet Jewelers Ltd.	1,741	143,075
Sleep Number Corp.(1)	240	2,434
Sonic Automotive, Inc., Class A	629	32,249
Tilly's, Inc., Class A(1)	22	182
TJX Cos., Inc.	12,006	1,057,849
Tractor Supply Co.	2,115	429,366
Ulta Beauty, Inc.(1)	1,126	479,665
Upbound Group, Inc.	1,568	45,629
Urban Outfitters, Inc.(1)	1,764	62,975
Victoria's Secret & Co.(1)	2,739	73,816
Wayfair, Inc., Class A(1)	627	34,987
Williams-Sonoma, Inc.	1,365	255,992
Zumiez, Inc.(1)	612	11,555
		7,499,271
Technology Hardware, Storage and Peripherals — 6.3%
Apple, Inc.	59,640	11,328,618
Dell Technologies, Inc., Class C	1,740	132,014
Eastman Kodak Co.(1)	257	930
Hewlett Packard Enterprise Co.	8,023	135,669
HP, Inc.	3,740	109,732
Immersion Corp.	1,009	6,538
NetApp, Inc.	1,990	181,866
Pure Storage, Inc., Class A(1)	1,028	34,243
Seagate Technology Holdings PLC	1,284	101,564
Super Micro Computer, Inc.(1)	752	205,650
Western Digital Corp.(1)	2,240	108,214
Xerox Holdings Corp.	1,513	21,167
		12,366,205
Textiles, Apparel and Luxury Goods — 1.5%
Capri Holdings Ltd.(1)	4,240	205,386
Carter's, Inc.	1,116	76,100
Columbia Sportswear Co.	741	58,042
Crocs, Inc.(1)	741	78,257
Deckers Outdoor Corp.(1)	427	283,515
Hanesbrands, Inc.(1)	3,340	12,158
Kontoor Brands, Inc.	896	49,253
Levi Strauss & Co., Class A	1,728	26,767
Lululemon Athletica, Inc.(1)	1,570	701,476
Movado Group, Inc.	488	12,761
NIKE, Inc., Class B	6,488	715,432
Oxford Industries, Inc.	625	56,519
PVH Corp.	1,115	109,025

Ralph Lauren Corp.	1,115	144,259
Skechers USA, Inc., Class A(1)	1,489	87,717
Steven Madden Ltd.	2,165	82,097
Tapestry, Inc.	6,862	217,319
Under Armour, Inc., Class A(1)	2,100	17,094
Under Armour, Inc., Class C(1)	2,472	18,935
VF Corp.	2,865	47,931
		3,000,043
Trading Companies and Distributors — 1.4%
Air Lease Corp.	2,865	111,133
Applied Industrial Technologies, Inc.	501	80,195
Beacon Roofing Supply, Inc.(1)	240	19,286
BlueLinx Holdings, Inc.(1)	479	42,080
Boise Cascade Co.	1,615	176,520
Fastenal Co.	6,529	391,544
FTAI Aviation Ltd.	2,043	84,192
GATX Corp.	991	108,019
GMS, Inc.(1)	1,174	79,409
H&E Equipment Services, Inc.	1,241	54,989
Herc Holdings, Inc.	865	106,966
Hudson Technologies, Inc.(1)	1,236	15,265
McGrath RentCorp	616	62,641
MRC Global, Inc.(1)	2,243	23,193
MSC Industrial Direct Co., Inc., Class A	626	60,985
NOW, Inc.(1)	3,059	30,498
Rush Enterprises, Inc., Class A	1,500	59,505
Rush Enterprises, Inc., Class B	550	23,986
SiteOne Landscape Supply, Inc.(1)	251	35,346
Textainer Group Holdings Ltd.	1,154	56,811
Titan Machinery, Inc.(1)	736	16,825
United Rentals, Inc.	916	436,034
Watsco, Inc.	250	95,558
WESCO International, Inc.	375	58,444
WW Grainger, Inc.	755	593,573
		2,822,997
Water Utilities — 0.1%
American States Water Co.	280	22,372
American Water Works Co., Inc.	759	100,066
California Water Service Group	47	2,377
		124,815
Wireless Telecommunication Services — 0.4%
Gogo, Inc.(1)	1,345	13,490
T-Mobile U.S., Inc.	5,364	807,014
US Cellular Corp.(1)	488	22,170
		842,674
TOTAL COMMON STOCKS (Cost $179,809,097)		197,186,674
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	411,390	411,390
State Street Navigator Securities Lending Government Money Market Portfolio(3)	301,946	301,946
TOTAL SHORT-TERM INVESTMENTS (Cost $713,336)		713,336
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $180,522,433)		197,900,010
OTHER ASSETS AND LIABILITIES — (0.1)%		(217,056)
TOTAL NET ASSETS — 100.0%		$197,682,954

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $405,448. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $418,965, which includes securities collateral of $117,019.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.